Summary of Significant Accounting Policies - Property and Equipment (Details) - USD ($)		3 Months Ended	12 Months Ended
	Apr. 01, 2019	Dec. 31, 2018	Dec. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Property, Plant and Equipment
Fixed asset impairment		$ 0	$ 4,102,000	$ 0	$ 0
Decrease in depreciation expense		$ (645,000)	$ (4,611,000)	$ (1,709,000)	$ (1,009,000)
Increase in basic and diluted net loss per ordinary share (usd per share)		$ (0.52)	$ (2.88)	$ (1.42)	$ (1.43)
Change in fixed asset assumptions
Property, Plant and Equipment
Decrease in depreciation expense			$ 300,000
Increase in basic and diluted net loss per ordinary share (usd per share)			$ 0.01
Office equipment
Property, Plant and Equipment
Property, plant and equipment useful life			3 years
Lab equipment | Minimum
Property, Plant and Equipment
Property, plant and equipment useful life	5 years		5 years
Lab equipment | Maximum
Property, Plant and Equipment
Property, plant and equipment useful life	10 years		10 years
Furniture and fixtures
Property, Plant and Equipment
Property, plant and equipment useful life			5 years